Components of Company's Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plan
Defined Benefit plan Net periodic benefit cost
Service Cost	$ 30.3	$ 35.3	$ 42.8
Interest Cost	42.1	41.4	40.8
Expected Return on Plan Assets	(93.3)	(87.0)	(78.8)
Amortization:
Net Loss	42.5	34.3	26.0
Prior Service Cost	(0.4)	(0.4)	1.6
Net Periodic Pension Expense (Benefit)	21.2	23.6	32.4
Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%	5.50%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	7.75%	8.00%	8.00%
Non U.S. Plans
Defined Benefit plan Net periodic benefit cost
Interest Cost	6.6	6.2	6.5
Expected Return on Plan Assets	(6.2)	(6.8)	(8.3)
Amortization:
Net Loss	1.0	0.7	0.2
Net Periodic Pension Expense (Benefit)	1.4	0.1	(1.6)
Weighted-Average Assumptions:
Discount Rates	4.42%	5.02%	5.58%
Expected Long-Term Rate of Return on Assets	4.76%	5.28%	6.27%
Supplemental Plan
Defined Benefit plan Net periodic benefit cost
Service Cost	1.6	3.0	3.2
Interest Cost	4.4	4.5	4.4
Amortization:
Net Loss	6.7	6.1	5.6
Prior Service Cost	0.5	0.6	0.4
Net Periodic Pension Expense (Benefit)	$ 13.2	$ 14.2	$ 13.6
Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%	5.50%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%